Schedule of Warrant Outstanding (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, beginning balance	350,000	78,750	78,750
Weighted average exercise price per share, beginning balance	$ 1.29	$ 0.50	$ 0.50
Warrants, granted		350,000
Weighted average exercise price per share, Granted		$ 1.29
Warrants, exercised
Weighted average exercise price per share, Exercised
Warrants, forfeited
Weighted average exercise price per share, Forfeited
Warrants, expired		(78,750)
Weighted average exercise price per share, Expired		$ 0.50
Warrants outstanding, ending balance	350,000	350,000	78,750
Weighted average exercise price per share, ending balance		$ 1.29	$ 0.50
Weighted average exercise price per share, beginning balance	$ 1.29
Weighted average exercise price per share, granted
Weighted average exercise price per share, exercised
Weighted average exercise price per share, forfeited
Weighted average exercise price per share, expired
Weighted average exercise price per share, ending balance	$ 1.29	$ 1.29